Investment Securities - Sales and Calls of Securities Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments Debt And Equity Securities [Abstract]
Gross proceeds from sales and calls	$ 20,225	$ 32,780	$ 11,592
Realized gains from sales	544	536	28
Realized losses from sales		0	(30)
Net realized gains (losses)	$ 544	$ 536	$ (2)